Inventories	3 Months Ended
Mar. 31, 2012
Inventories [Abstract]
INVENTORIES

NOTE 6: — INVENTORIES

	March 31, 2012	December 31, 2011
Raw and packaging materials	$34,678	$31,810
Finished goods	51,430	51,699
Work in progress	17,595	17,762
Purchased products for commercial purposes and other	5,935	6,107

	$109,638	$107,378

As of March 31, 2012 and December 31, 2011, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $17,406 and $14,285, respectively.

As of March 31, 2012 and December 31, 2011, there were no pledges of inventory.